Statement to Securityholder

Ally Auto Receivables Trust 2010-4

Distribution Information	Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2010-4
	Asset Type:	Consumer Retail

2. Factor Summary

3. Interest Summary	Closing Date:	11/12/2010

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2010-4

5. Collateral Summary	Collection Period, Begin:	2/1/2011
	Collection Period, End:	2/28/2011
	Determination Date:	3/10/2011
6. Charge-Off and Delinquency Rates	Distribution Date:	3/15/2011

7. Credit Instruments
ABS Investor Relations - Ally Financial Inc. as Servicer:
	Telephone:	(866) 710-4623
8. Performance Tests	E-Mail:	securitization@ally.com

The Class B Notes and the Class C Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes and the Class C Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2010-4

1.  Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)

			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02005PAA3	273,000,000.00	130,180,835.50	0.33553	29,341,969.52	33,973.00	29,375,942.52	0.00	0.00	100,838,865.98
A-2	02005PAB1	253,000,000.00	253,000,000.00	0.71	0.00	149,691.67	149,691.67	0.00	0.00	253,000,000.00
A-3	02005PAC9	446,000,000.00	446,000,000.00	0.91	0.00	338,216.67	338,216.67	0.00	0.00	446,000,000.00
A-4	02005PAD7	240,920,000.00	240,920,000.00	1.35	0.00	271,035.00	271,035.00	0.00	0.00	240,920,000.00
B	02005PAE5	35,120,000.00	35,120,000.00	1.96	0.00	57,362.67	57,362.67	0.00	0.00	35,120,000.00
C	02005PAF2	36,420,000.00	36,420,000.00	2.41	0.00	73,143.50	73,143.50	0.00	0.00	36,420,000.00
Deal Totals		1,284,460,000.00	1,141,640,835.50		29,341,969.52	923,422.51	30,265,392.03	0.00	0.00	1,112,298,865.98

2.  Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Distribution Factor	Factor	Factor	Shortfall Factor	Factor

A-1	476.85287729	107.47974183	0.12444322	107.60418505	0.00000000	369.37313546
A-2	1,000.00000000	0.00000000	0.59166668	0.59166668	0.00000000	1,000.00000000
A-3	1,000.00000000	0.00000000	0.75833334	0.75833334	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.12500000	1.12500000	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.63333343	1.63333343	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.00833333	2.00833333	0.00000000	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2010-4

Beginning Aggregate Note Pool Factor:	888.80995555
Ending Aggregate Note Pool Factor:	865.96613828

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

3.  Interest Summary

Class	Accrual	Beginning Note	Note Rate	Target Interest	Actual Interest	Interest Shortfall	Remaining Unpaid
	Methodology	Principal Balance		Distribution	Distribution	Amount	Interest Carryover
						Allocated/(Repaid)	Shortfall
						(1) - (2) = (3)
				(1)	(2)	(3)
A-1	Actual/360	130,180,835.50	0.33553	33,973.00	33,973.00	0.00	0.00
A-2	30/360	253,000,000.00	0.71	149,691.67	149,691.67	0.00	0.00
A-3	30/360	446,000,000.00	0.91	338,216.67	338,216.67	0.00	0.00
A-4	30/360	240,920,000.00	1.35	271,035.00	271,035.00	0.00	0.00
Class A Totals		1,070,100,835.50		792,916.34	792,916.34	0.00	0.00

B	30/360	35,120,000.00	1.96	57,362.67	57,362.67	0.00	0.00
C	30/360	36,420,000.00	2.41	73,143.50	73,143.50	0.00	0.00
Deal Totals		1,141,640,835.50		923,422.51	923,422.51	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-4

4. Collections and Distributions

Collections
Receipts During the Period	34,869,298.86
Administrative Purchase Payments	50,775.15
Warranty Payments	0.00
Liquidation Proceeds (Recoveries)	224,897.51
Other Fees or Expenses Paid	0.00
Total Collections	35,144,971.52

Beginning Reserve Account Balance	13,007,279.09
Total Available Amount	48,152,250.61

Distributions
Total Available Amount	48,152,250.61
Basic Servicing Fee	1,033,145.59
Aggregate Class A Interest Distributable Amount	792,916.34
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	57,362.67
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	73,143.50
Third Priority Principal Distributable Amount	75,591.58
Reserve Account Deposit	13,007,279.09
Noteholders' Regular Principal Distributable Amount	29,266,377.95
Indenture Trustee Expenses	0.00
Excess Total Available Amount to the Certificateholders	3,846,433.89

Other Fees or Expenses Accrued	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-4

5. Collateral Summary

A. Balances
		Original Balance	Beginning Balance	Ending Balance

	Number of Receivables	53,292	50,793	50,247

Deal Totals	Aggregate Receivables Principal Balance	1,300,727,908.88	1,170,907,213.45	1,141,565,243.92

	Aggregate Amount Financed	1,380,975,784.85	1,239,774,706.00	1,207,810,786.20

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.
B. Pool Composition - Weighted Averages
	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon	Average Coupon	Average	Average	Average	Average Life	Average Life	Average Life
				Original	Original	Original
				Maturity	Maturity	Maturity
Deal Totals	3.45000000	3.41316940	3.40798630	64.17	64.18	64.20	59.96	56.10	55.17

C. Pool Composition - Prepayments
Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.06%	0.99%	0.86%	1.00%	0.81%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

6. Charge-Off and Delinquency Rates
A. Current
	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	1,223,792,746.10	138,513.35	0.1358%	50,247	11	0.0219%
Preceding	1,257,285,370.85	72,993.01	0.0697%	50,793	15	0.0295%
Next Preceding	1,291,545,230.05	52,126.08	0.0484%	51,423	16	0.0311%
Three Month Average			0.0846%			0.0275%

Statement to Securityholder

Ally Auto Receivables Trust 2010-4

B. Cumulative
	Aggregate Amount Financed	Cumulative Net Charge-Offs	Cumulative Loss Rate	Delinquency Stratification	Total Accounts	Total Balance
Totals	1,380,975,784.85	285,162.25	0.0206%	31 - 60 days	95	2,567,485.40
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2010-4 related to delinquencies, charge offs or uncollectible accounts. There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts. 1. Prior Period Bankruptcies reflect currently active accounts. 2. Bankruptcy Inventory Charged Off includes both bankruptcies returned to active status and charge offs on prior period bankruptcies.				61 - 90 days	5	166,544.09
				> 90 days	6	158,890.30

				Bankruptcies	Total Accounts	Total Balance
				Prior Period1	62	1,327,434.17
				Current Period	18	386,970.66
				Inventory Charged Off2	10	186,531.17
				Ending Inventory	70	1,527,873.66

7. Credit Instruments

A. Reserve Accounts
Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Required Cash Reserve Amount
				Draws	Releases
Cash Reserve	13,007,279.09	13,007,279.09	0.00	0.00	0.00	13,007,279.09	13,007,279.09

8. Performance Tests
Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	Yes
Initial Overcollateralization	16,267,908.88
Current Overcollateralization	29,266,377.95
Overcollateralization Target	29,266,377.95
There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2010-4. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2010-4 will perform in the future.